Note 31 - Non-cash Items - Investment and Financing Activities Not Involving Cash (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Acquisition of investments payables			R$ 208.7
Cash financing cost other than interests	(142.2)	42.3	37.7
PERT 2017		199.7
Fair value of options granted on subsidiary	(166.8)	221.8	205.1
Exchange transaction of shareholdings	36.5
Effect of application of IAS 29 (hyperinflation)	32.9
Others	R$ 0.8